Income Tax Provision (Details) - Schedule of Deferred Tax Assets (Liabilities) - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Income Tax Provision (Details) - Schedule of Deferred Tax Assets (Liabilities) [Line Items]
Allowance for doubtful accounts	$ 437,493	$ 733,139
Consulting contract liability		230,263
Acquisition Costs	397,567
Interest Expense (163j Limitation)	259,984
Lease liability	2,507,442	659,460
Other	562,228	238,006
Total deferred tax assets	4,164,713	1,860,868
Deferred Tax Liabilities
Operating lease right-of-use assets	(2,414,333)	(631,173)
Dividends received	(3,480,143)
Accrued withholding tax	(714,945)
Goodwill and intangibles	(1,921,833)	(256,533)
Fixed assets	(38,902)	(30,414)
Net deferred tax asset (liability)	$ (4,405,442)	$ 942,748